REVENUE AND DEFERRED REVENUE (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 01, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues			$ 81,520	¥ 531,915	¥ 218,656	¥ 131,867
Amortization of deferred channel costs			13,708	89,444	22,381	4,991
Impairment recognized to the deferred channel costs				0	0	0
Deferred revenue and customer advances			41,167		71,831		¥ 268,613
Revenue recognized	$ 10,611	¥ 69,234		71,831
Learning services
Disaggregation of Revenue [Line Items]
Total revenues			65,972	430,466	107,409	22,010
Learning services | Recognized over time
Disaggregation of Revenue [Line Items]
Total revenues			65,844	429,633	106,163	20,805
Learning services | Recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenues			128	833	1,246	1,205
Learning materials and devices
Disaggregation of Revenue [Line Items]
Total revenues			15,548	101,449	111,247	109,857
Learning materials and devices | Recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenues			$ 15,548	¥ 101,449	¥ 111,247	¥ 109,857